Note Commitments and contingencies (Commitments) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Exposure Municipal Loans And Securities	75.00%
PR Government direct exposure
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	$ 457,988	$ 483,580
Total concentration of risk	457,988	483,580
PR Government direct exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	457,910
Total concentration of risk	457,910
PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	368,000	386,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA	293	310
PR Government Indirect Exposure | PR Housing Bonds backed by second mortgage loans
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	45,000	44,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	23,000	25,000
PR Government Indirect Exposure | Pass Through securities that have been economically defeased and refunded
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	7,000	7,000
USVI Government Direct Exposure | From USVI Government And Public Corporations
Commitments and Contingencies Disclosure [Line Items]
Total concentration of risk	76,000
Commitments To Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments	8,000	10,000
Loans | PR Government direct exposure
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	413,165	434,493
Loans | PR Government direct exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	413,165
Securities Investment | PR Government direct exposure
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	44,823	$ 49,045
Securities Investment | PR Government direct exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Outstanding concentration of risk	$ 44,745